Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Fair Value Hedges | Interest Rate Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	4,413	757
Changes in fair value used for calculating hedge ineffectiveness	£ (35)	£ (5)
Fair Value Hedges | Cross-currency Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	672	1,428
Changes in fair value used for calculating hedge ineffectiveness	£ (52)	£ 66
Cash flow hedges [member] | Cross-currency Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	1,751	2,822
Changes in fair value used for calculating hedge ineffectiveness	£ 69	£ (155)
Cash flow hedges [member] | Forward Foreign Currency Contracts | Foreign Currency Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	3,573	3,279
Changes in fair value used for calculating hedge ineffectiveness	£ 49	£ (36)
Net investment hedges (derivative related) | Forward Foreign Currency Contracts | Foreign Currency Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	6,120	5,922
Changes in fair value used for calculating hedge ineffectiveness	£ (27)	£ 156
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	368	392
Changes in fair value used for calculating hedge ineffectiveness	£ (24)	£ 21